Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$ 17,391	$ 131,627	$ 137,717	$ 173,245
Change in lease liabilities (operating cash flow)	$ (16,740)	$ (231,691)	(237,607)	(284,963)
Right of use assets obtained in exchange for lease obligations:
Operating leases			$ 76,269